International Equity
SunAmerica International Equity Fund
Investment Goal
The investment goal of the SunAmerica International Equity Fund (the
"International Equity Fund" or the "Fund") is capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 21 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-82 of the Fund's statement of additional information.
Class I shares are closed to new purchases.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Equity (USD $)		International Equity - Class A	International Equity - Class B	International Equity - Class C	International Equity - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption fee		2.00%	none	none	none
Exchange fee		2.00%	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 20-21 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Equity		International Equity - Class A	International Equity - Class B	International Equity - Class C	International Equity - Class I
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses		0.50%	0.66%	0.57%	0.81%
Acquired Funds Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)		1.87%	2.68%	2.59%	1.83%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	[1]		0.11%	0.02%	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	[2][3]	1.87%	2.57%	2.57%	1.82%
[1]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55%, 2.55% and 1.80% for Class A, Class B, Class C and Class I shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally ccepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements shown in the table above for the Class B, Class C and Class I shares exceed the contractual expense limitations shown in footnote 2 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example International Equity (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Equity - Class A	754	1,129	1,528	2,639
International Equity - Class B	660	1,099	1,565	2,734
International Equity - Class C	360	799	1,365	2,905
International Equity - Class I	185	573	985	2,137

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption International Equity (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Equity - Class A	754	1,129	1,528	2,639
International Equity - Class B	260	799	1,365	2,734
International Equity - Class C	260	799	1,365	2,905
International Equity - Class I	185	573	985	2,137

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 295% of the average value of its portfolio.

Principal Investment Strategy and Techniques of the Fund
The Fund's principal investment strategy is international investing. The strategy of international investing involves investing in a number of different countries throughout the world, and may incorporate, in any combination, elements of value investing, growth investing and country allocation.

The principal investment technique of the Fund is active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the United States and selected without regard to market capitalization. When deemed appropriate by the
Adviser, the Fund may engage in active trading when it frequently trades in portfolio securities to achieve its investment goal. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in equity securities. The Fund's investments may include investments in securities of emerging market countries. However, investments in emerging market countries will not exceed 30% of the Fund's net assets. Equity securities and other securities with equity characteristics in which the Fund may invest may include, without limitation, common stock, preferred stock, convertible securities, depository receipts, rights and warrants. The Fund is not limited in the amount it invests in any one country.
The Fund's subadviser, PineBridge Investments LLC ("PineBridge Investments"),
will seek to select a wide range of industries and companies.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least 60 days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the
Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for the Fund may underperform the market generally.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Non-diversification. The Fund is classified as a "non-diversified" fund. As a non-diversified fund, it can invest a larger portion of assets in the stock of fewer companies or a single company than can some other mutual funds. By investing in a smaller number of investments, the Fund's risk is increased because the effect of each holding on its performance is greater.

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI ACWI ex-U.S. Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance information shown includes that of the International Equity Portfolio, a series of SunAmerica
Focused Series, Inc., which was reorganized into the SunAmerica Equity Funds on
November 16, 2001 (the "International Equity Reorganization"). The International
Equity Fund commenced operations upon consummation of the International Equity
Reorganization. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext 6003.

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI ACWI ex-U.S. Index, a broad measure of market performance.

INTERNATIONAL EQUITY FUND (Class A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 26.57% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.18% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns International Equity	Label		1 Year	5 Years	10 Years	Since Inception		Inception Date
MSCI ACWI ex-U.S. Index	MSCI ACWI ex-U.S. Index		11.60%	5.29%	5.97%	9.32%	[1]	Nov 30, 2001
International Equity - Class A	Class A		(1.54%)	(0.86%)	0.43%
International Equity - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		(1.37%)	(1.17%)	0.30%
International Equity - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	[2]	(0.83%)	(0.63%)	0.45%
International Equity - Class B	Class B		(0.18%)	(0.67%)	0.55%
International Equity - Class C	Class C		2.73%	(0.33%)	0.39%
International Equity - Class I	Class I		4.53%	0.41%		5.25%		Nov 16, 2001
[1]	The inception date for performance of the index is November 30, 2001.
[2]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

SunAmerica International Small-Cap Fund
SunAmerica International Small-Cap Fund
Investment Goal
The investment goal of the SunAmerica International Small-Cap Fund (the
"International Small-Cap Fund" or the "Fund") is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 21 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 82 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica International Small-Cap Fund (USD $)		SunAmerica International Small-Cap Fund - Class A	SunAmerica International Small-Cap Fund - Class B	SunAmerica International Small-Cap Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption fee		2.00%	none	none
Exchange fee		2.00%	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 20-21 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica International Small-Cap Fund		SunAmerica International Small-Cap Fund - Class A	SunAmerica International Small-Cap Fund - Class B	SunAmerica International Small-Cap Fund - Class C
Management Fees		1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses		0.58%	6.00%	3.06%
Acquired Funds Fees and Expenses		0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)		2.14%	8.21%	5.27%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	[1]	0.18%	5.60%	2.66%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	[2][3]	1.96%	2.61%	2.61%
[1]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55% and 2.55% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements shown in the table above exceed the contractual expense limitations shown in footnote 2 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example SunAmerica International Small-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SunAmerica International Small-Cap Fund - Class A	763	1,155	1,571	2,729
SunAmerica International Small-Cap Fund - Class B	664	1,111	1,585	2,786
SunAmerica International Small-Cap Fund - Class C	364	811	1,385	2,944

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica International Small-Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SunAmerica International Small-Cap Fund - Class A	763	1,155	1,571	2,729
SunAmerica International Small-Cap Fund - Class B	264	811	1,385	2,786
SunAmerica International Small-Cap Fund - Class C	264	811	1,385	2,944

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategy and Techniques of the Fund
The Fund's principal investment strategy is international investing. The strategy of international investing involves investing in a number of different countries throughout the world, and may incorporate, in any combination, elements of value investing, growth investing and country allocation.

The principal investment technique of the Fund is active trading of equity securities and other securities with equity characteristics of non-U.S.
small-cap companies throughout the world, including emerging market countries.
Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in such securities. Equity securities and other securities with equity characteristics in which the Fund may invest may include, without limitation, common stock, preferred stock, convertible securities depository receipts, rights and warrants. The Fund is not limited in the amount it invests in any one country. The Fund's subadviser,
PineBridge Investments LLC ("PineBridge Investments"), will seek to select a wide range of industries and companies.

Whether a company is considered to be a "small-cap company" will depend on the size of the market. PineBridge Investments will determine company size on a country-specific basis. The Fund will invest primarily in small-cap companies whose capitalization, at the time of purchase, does not exceed U.S.  $3.5 billion.

The Fund may invest in exchange-traded funds ("ETFs"). Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular market segment or index.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least 60 days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the
Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for the Fund may underperform the market generally.

Small Market Capitalization. Stocks of small-cap companies may be more volatile than, and not as readily marketable as, those of larger companies.

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets.

Exchange-Traded Funds ("ETFs"). An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI EAFE Small Cap Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext 6003.

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI EAFE Small Cap Index, a broad measure of market performance.

INTERNATIONAL SMALL-CAP FUND (Class A)

During the four-year period shown in the Bar Chart, the highest return for a quarter was 23.54% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.29% (quarter ended September 30, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns SunAmerica International Small-Cap Fund	Label		1 Year	Since Inception	Inception Date
MSCI EAFE Small Cap Index	MSCI EAFE Small Cap Index		22.04%	(0.36%)	May 2, 2006
SunAmerica International Small-Cap Fund - Class A	Class A		14.09%	(4.99%)	May 2, 2006
SunAmerica International Small-Cap Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		13.46%	(5.28%)	May 2, 2006
SunAmerica International Small-Cap Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.59%	(4.25%)	May 2, 2006
SunAmerica International Small-Cap Fund - Class B	Class B		16.30%	(4.76%)	May 2, 2006
SunAmerica International Small-Cap Fund - Class C	Class C		19.33%	(4.40%)	May 2, 2006
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

SunAmerica Value Fund
SunAmerica Value Fund
Investment Goal
The investment goal of the SunAmerica Value Fund (the "Value Fund" or the "Fund") is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 21 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 82 of the Fund's statement of additional information.
Class Z shares are offered exclusively to certain SunAmerica affiliated companies' retirement plans.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Value Fund (USD $)		SunAmerica Value Fund - Class A	SunAmerica Value Fund - Class B	SunAmerica Value Fund - Class C	SunAmerica Value Fund - Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption fee		none	none	none	none
Exchange fee		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 20-21 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Value Fund		SunAmerica Value Fund - Class A	SunAmerica Value Fund - Class B	SunAmerica Value Fund - Class C	SunAmerica Value Fund - Class Z
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses		0.40%	0.52%	0.44%	0.13%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)		1.50%	2.27%	2.19%	0.88%
Fee Waiver and/or Expense Reimbursement/ (Recoupment)	[2]	(0.001)	(0.0001)	(0.0009)	(0.0009)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	[1][3]	1.60%	2.28%	2.28%	0.97%
[1]	The management fee for the Fund was decreased effective October 26, 2009. The expense information in the table reflects the current management fee as if it had been in effect for a full fiscal year and, therefore, the "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements" shown in the table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.
[2]	Any waivers or reimbursements made by SunAmerica are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica Asset Management Corp. and remain in compliance with the foregoing expense limitations.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.63%, 2.28%, 2.28% and 1.06% for Class A, Class B, Class C and Class Z shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example SunAmerica Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SunAmerica Value Fund - Class A	728	1,051	1,396	2,366
SunAmerica Value Fund - Class B	631	1,012	1,420	2,445
SunAmerica Value Fund - Class C	331	712	1,220	2,615
SunAmerica Value Fund - Class Z	99	309	536	1,190

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SunAmerica Value Fund - Class A	728	1,051	1,396	2,366
SunAmerica Value Fund - Class B	231	712	1,220	2,445
SunAmerica Value Fund - Class C	231	712	1,220	2,615
SunAmerica Value Fund - Class Z	99	309	536	1,190

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategy and Techniques of the Fund
The Fund's principal investment strategy is based on value. The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of large, well known companies with solid financial strength and generous dividend yields that have attractive valuations
(e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Fund is active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the
Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. In addition, individual stocks selected for the Fund may underperform the market generally.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Russell 1000® Value Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance information shown includes that of the Value Fund, a series of SunAmerica Focused Series, Inc., which was reorganized into the SunAmerica Equity Funds on February 23, 2004 (the
"Value Reorganization"). The Value Fund commenced operations upon consummation of the Value Reorganization. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext 6003.

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Russell 1000® Value Index, a broad measure of market performance.

VALUE FUND (Class A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 14.49% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.84% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the calendar year ended December 31, 2010)
Average Annual Total Returns SunAmerica Value Fund	Label	1 Year	5 Years	10 Years
Russell 1000 Value Index	Russell 1000® Value Index	15.51%	1.28%	3.26%
SunAmerica Value Fund - Class A	Class A	5.58%	(1.03%)	3.10%
SunAmerica Value Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	5.51%	(2.27%)	1.59%
SunAmerica Value Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	3.73%	(1.09%)	2.14%
SunAmerica Value Fund - Class B	Class B	7.25%	(0.80%)	3.18%
SunAmerica Value Fund - Class C	Class C	10.15%	(0.52%)	3.03%
SunAmerica Value Fund - Class Z	Class Z	12.63%	0.70%	4.30%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	SUNAMERICA EQUITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000799084
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
ProspectusDate	rr_ProspectusDate	Jan 28, 2011
International Equity
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment goal of the SunAmerica International Equity Fund (the
"International Equity Fund" or the "Fund") is capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 21 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-82 of the Fund's statement of additional information.
Class I shares are closed to new purchases.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 295% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	295.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy and Techniques of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's principal investment strategy is international investing. The strategy of international investing involves investing in a number of different countries throughout the world, and may incorporate, in any combination, elements of value investing, growth investing and country allocation.

The principal investment technique of the Fund is active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the United States and selected without regard to market capitalization. When deemed appropriate by the
Adviser, the Fund may engage in active trading when it frequently trades in portfolio securities to achieve its investment goal. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in equity securities. The Fund's investments may include investments in securities of emerging market countries. However, investments in emerging market countries will not exceed 30% of the Fund's net assets. Equity securities and other securities with equity characteristics in which the Fund may invest may include, without limitation, common stock, preferred stock, convertible securities, depository receipts, rights and warrants. The Fund is not limited in the amount it invests in any one country.
The Fund's subadviser, PineBridge Investments LLC ("PineBridge Investments"),
will seek to select a wide range of industries and companies.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least 60 days' notice of any change to the 80% investment policy set forth above.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the
Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for the Fund may underperform the market generally.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Non-diversification. The Fund is classified as a "non-diversified" fund. As a non-diversified fund, it can invest a larger portion of assets in the stock of fewer companies or a single company than can some other mutual funds. By investing in a smaller number of investments, the Fund's risk is increased because the effect of each holding on its performance is greater.

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" fund. As a non-diversified fund, it can invest a larger portion of assets in the stock of fewer companies or a single company than can some other mutual funds. By investing in a smaller number of investments, the Fund's risk is increased because the effect of each holding on its performance is greater.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI ACWI ex-U.S. Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance information shown includes that of the International Equity Portfolio, a series of SunAmerica
Focused Series, Inc., which was reorganized into the SunAmerica Equity Funds on
November 16, 2001 (the "International Equity Reorganization"). The International
Equity Fund commenced operations upon consummation of the International Equity
Reorganization. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext 6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI ACWI ex-U.S. Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850, ext 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI ACWI ex-U.S. Index, a broad measure of market performance.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Annual Return Caption [Text]	rr_AnnualReturnCaption	INTERNATIONAL EQUITY FUND (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 26.57% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.18% (quarter ended December 31, 2008).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
International Equity | International Equity - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIEAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	2.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.87%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.87%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	754
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,129
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,528
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,639
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	754
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,129
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,528
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,639
Annual Return 2001	rr_AnnualReturn2001	(29.91%)
Annual Return 2002	rr_AnnualReturn2002	(18.08%)
Annual Return 2003	rr_AnnualReturn2003	37.19%
Annual Return 2004	rr_AnnualReturn2004	15.60%
Annual Return 2005	rr_AnnualReturn2005	19.69%
Annual Return 2006	rr_AnnualReturn2006	21.91%
Annual Return 2007	rr_AnnualReturn2007	15.07%
Annual Return 2008	rr_AnnualReturn2008	(49.27%)
Annual Return 2009	rr_AnnualReturn2009	36.67%
Annual Return 2010	rr_AnnualReturn2010	4.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	0.43%
International Equity | International Equity - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
10 Years	rr_AverageAnnualReturnYear10	0.30%
International Equity | International Equity - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares	[5]
1 Year	rr_AverageAnnualReturnYear01	(0.83%)
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
10 Years	rr_AverageAnnualReturnYear10	0.45%
International Equity | International Equity - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSIBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.68%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.57%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,099
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,734
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	260
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	799
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,365
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,734
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	0.55%
International Equity | International Equity - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIETX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.59%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.57%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	360
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,905
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	260
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	799
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,365
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,905
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	2.73%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	0.39%
International Equity | International Equity - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.82%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Label	rr_AverageAnnualReturnLabel	Class I
1 Year	rr_AverageAnnualReturnYear01	4.53%
5 Years	rr_AverageAnnualReturnYear05	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2001
International Equity | MSCI ACWI ex-U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S. Index
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
SunAmerica International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica International Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment goal of the SunAmerica International Small-Cap Fund (the
"International Small-Cap Fund" or the "Fund") is long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 21 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 82 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy and Techniques of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's principal investment strategy is international investing. The strategy of international investing involves investing in a number of different countries throughout the world, and may incorporate, in any combination, elements of value investing, growth investing and country allocation.

The principal investment technique of the Fund is active trading of equity securities and other securities with equity characteristics of non-U.S.
small-cap companies throughout the world, including emerging market countries.
Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in such securities. Equity securities and other securities with equity characteristics in which the Fund may invest may include, without limitation, common stock, preferred stock, convertible securities depository receipts, rights and warrants. The Fund is not limited in the amount it invests in any one country. The Fund's subadviser,
PineBridge Investments LLC ("PineBridge Investments"), will seek to select a wide range of industries and companies.

Whether a company is considered to be a "small-cap company" will depend on the size of the market. PineBridge Investments will determine company size on a country-specific basis. The Fund will invest primarily in small-cap companies whose capitalization, at the time of purchase, does not exceed U.S.  $3.5 billion.

The Fund may invest in exchange-traded funds ("ETFs"). Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular market segment or index.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least 60 days' notice of any change to the 80% investment policy set forth above.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the
Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. In addition, individual stocks selected for the Fund may underperform the market generally.

Small Market Capitalization. Stocks of small-cap companies may be more volatile than, and not as readily marketable as, those of larger companies.

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets.

Exchange-Traded Funds ("ETFs"). An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI EAFE Small Cap Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext 6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI EAFE Small Cap Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850, ext 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the MSCI EAFE Small Cap Index, a broad measure of market performance.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Annual Return Caption [Text]	rr_AnnualReturnCaption	INTERNATIONAL SMALL-CAP FUND (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the four-year period shown in the Bar Chart, the highest return for a quarter was 23.54% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.29% (quarter ended September 30, 2008).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
SunAmerica International Small-Cap Fund | SunAmerica International Small-Cap Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAESX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange fee	rr_ExchangeFeeOverRedemption	2.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.14%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.96%	[7],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	763
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,155
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,571
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,729
Annual Return 2007	rr_AnnualReturn2007	4.02%
Annual Return 2008	rr_AnnualReturn2008	(50.46%)
Annual Return 2009	rr_AnnualReturn2009	35.25%
Annual Return 2010	rr_AnnualReturn2010	21.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.29%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	14.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
SunAmerica International Small-Cap Fund | SunAmerica International Small-Cap Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
SunAmerica International Small-Cap Fund | SunAmerica International Small-Cap Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares	[5]
1 Year	rr_AverageAnnualReturnYear01	9.59%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
SunAmerica International Small-Cap Fund | SunAmerica International Small-Cap Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.00%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	8.21%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(5.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.61%	[7],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,111
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	264
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	811
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,385
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,786
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	16.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
SunAmerica International Small-Cap Fund | SunAmerica International Small-Cap Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.06%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	5.27%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(2.66%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.61%	[7],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	364
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	264
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	811
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,385
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,944
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	19.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
SunAmerica International Small-Cap Fund | MSCI EAFE Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Small Cap Index
1 Year	rr_AverageAnnualReturnYear01	22.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
SunAmerica Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment goal of the SunAmerica Value Fund (the "Value Fund" or the "Fund") is long-term growth of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 21 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 82 of the Fund's statement of additional information.
Class Z shares are offered exclusively to certain SunAmerica affiliated companies' retirement plans.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy and Techniques of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's principal investment strategy is based on value. The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of large, well known companies with solid financial strength and generous dividend yields that have attractive valuations
(e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Fund is active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the
Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. In addition, individual stocks selected for the Fund may underperform the market generally.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Russell 1000® Value Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance information shown includes that of the Value Fund, a series of SunAmerica Focused Series, Inc., which was reorganized into the SunAmerica Equity Funds on February 23, 2004 (the
"Value Reorganization"). The Value Fund commenced operations upon consummation of the Value Reorganization. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext 6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Russell 1000® Value Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850, ext 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Russell 1000® Value Index, a broad measure of market performance.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Annual Return Caption [Text]	rr_AnnualReturnCaption	VALUE FUND (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 14.49% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.84% (quarter ended December 31, 2008).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the calendar year ended December 31, 2010)
SunAmerica Value Fund | SunAmerica Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSVAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement/ (Recoupment)	ck0000799084_RecoupmentOverAssets	0.001	[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.60%	[11],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,051
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,366
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	728
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,051
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,396
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,366
Annual Return 2001	rr_AnnualReturn2001	2.32%
Annual Return 2002	rr_AnnualReturn2002	(5.99%)
Annual Return 2003	rr_AnnualReturn2003	23.17%
Annual Return 2004	rr_AnnualReturn2004	15.71%
Annual Return 2005	rr_AnnualReturn2005	4.24%
Annual Return 2006	rr_AnnualReturn2006	19.35%
Annual Return 2007	rr_AnnualReturn2007	2.35%
Annual Return 2008	rr_AnnualReturn2008	(34.28%)
Annual Return 2009	rr_AnnualReturn2009	12.01%
Annual Return 2010	rr_AnnualReturn2010	12.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	(1.03%)
10 Years	rr_AverageAnnualReturnYear10	3.10%
SunAmerica Value Fund | SunAmerica Value Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	(2.27%)
10 Years	rr_AverageAnnualReturnYear10	1.59%
SunAmerica Value Fund | SunAmerica Value Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
10 Years	rr_AverageAnnualReturnYear10	2.14%
SunAmerica Value Fund | SunAmerica Value Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSVBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.27%
Fee Waiver and/or Expense Reimbursement/ (Recoupment)	ck0000799084_RecoupmentOverAssets	0.0001	[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.28%	[11],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	631
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,012
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,445
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,445
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	7.25%
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
10 Years	rr_AverageAnnualReturnYear10	3.18%
SunAmerica Value Fund | SunAmerica Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVPCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.19%
Fee Waiver and/or Expense Reimbursement/ (Recoupment)	ck0000799084_RecoupmentOverAssets	0.0009	[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.28%	[11],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,615
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
10 Years	rr_AverageAnnualReturnYear10	3.03%
SunAmerica Value Fund | SunAmerica Value Fund - Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement/ (Recoupment)	ck0000799084_RecoupmentOverAssets	0.0009	[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	0.97%	[11],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
Label	rr_AverageAnnualReturnLabel	Class Z
1 Year	rr_AverageAnnualReturnYear01	12.63%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	4.30%
SunAmerica Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 20-21 of the Prospectus for more information about the CDSCs.
[2]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55%, 2.55% and 1.80% for Class A, Class B, Class C and Class I shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally ccepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[4]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements shown in the table above for the Class B, Class C and Class I shares exceed the contractual expense limitations shown in footnote 2 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.
[5]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
[6]	The inception date for performance of the index is November 30, 2001.
[7]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55% and 2.55% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[8]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements shown in the table above exceed the contractual expense limitations shown in footnote 2 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.
[9]	The management fee for the Fund was decreased effective October 26, 2009. The expense information in the table reflects the current management fee as if it had been in effect for a full fiscal year and, therefore, the "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements" shown in the table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.
[10]	Any waivers or reimbursements made by SunAmerica are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica Asset Management Corp. and remain in compliance with the foregoing expense limitations.
[11]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.63%, 2.28%, 2.28% and 1.06% for Class A, Class B, Class C and Class Z shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.